Average Annual Total Returns - CCM Affordable Housing MBS ETF	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg U.S. Aggregate Bond Index (The index returns do not reflect deductions for fees, expenses, or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.23%)
Bloomberg U.S. MBS Index (The index returns do not reflect deductions for fees, expenses, or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.24%
CCM Affordable Housing MBS ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	0.10%
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.20%	(1.19%)
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.71%	(0.49%)

[1]	The Predecessor ETF’s inception date was July 26, 2021.